Note 08 - Other Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income [Abstract]
Net gains (losses) related to non-current assets and disposal groups held for sale	€ 10	€ 59	€ 4